INVENTORY (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consisted of the following at June 30, 2025 and December 31, 2024, respectively:

	June 30, 2025	December 31, 2024
	(Unaudited)
Raw materials and work in progress	$—	$3,075
Total inventory	$—	$3,075